Eaton Vance

Large-Cap Value Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	464,437	$15,581,861
Huntington Ingalls Industries, Inc.	129,597	18,240,778

		$33,822,639

Banks — 8.0%
Bank of America Corp.	1,366,728	$32,924,477
JPMorgan Chase & Co.	184,391	17,751,322
KeyCorp	909,542	10,850,836
PNC Financial Services Group, Inc. (The)	255,285	28,058,374
Truist Financial Corp.	568,617	21,635,877

		$111,220,886

Beverages — 2.2%
Constellation Brands, Inc., Class A	56,291	$10,667,708
PepsiCo, Inc.	143,229	19,851,539

		$30,519,247

Building Products — 1.1%
A.O. Smith Corp.	294,249	$15,536,347

		$15,536,347

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	122,026	$24,523,565
Raymond James Financial, Inc.	205,611	14,960,257

		$39,483,822

Communications Equipment — 1.8%
Cisco Systems, Inc.	644,306	$25,379,213

		$25,379,213

Containers & Packaging — 1.6%
Packaging Corp. of America	196,762	$21,456,896

		$21,456,896

Diversified Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	268,318	$57,135,635

		$57,135,635

Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	785,718	$46,742,364

		$46,742,364

Electric Utilities — 4.5%
Edison International	536,928	$27,297,419
NextEra Energy, Inc.	126,719	35,172,126

		$62,469,545

Security	Shares	Value
Electrical Equipment — 1.9%
Eaton Corp. PLC	258,845	$26,409,955

		$26,409,955

Entertainment — 2.6%
Walt Disney Co. (The)	288,578	$35,806,758

		$35,806,758

Equity Real Estate Investment Trusts (REITs) — 5.1%
Cousins Properties, Inc.	409,066	$11,695,197
CubeSmart	724,269	23,401,132
EastGroup Properties, Inc.	87,418	11,305,770
Mid-America Apartment Communities, Inc.	203,394	23,583,534

		$69,985,633

Food & Staples Retailing — 3.0%
Walmart, Inc.	293,067	$41,003,004

		$41,003,004

Food Products — 3.3%
General Mills, Inc.	288,349	$17,785,366
Mondelez International, Inc., Class A	478,486	27,489,021

		$45,274,387

Health Care Equipment & Supplies — 6.9%
Abbott Laboratories	245,488	$26,716,459
Baxter International, Inc.	152,386	12,254,882
Boston Scientific Corp.(1)	389,074	14,866,518
Medtronic PLC	396,208	41,173,935

		$95,011,794

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	138,046	$11,860,912

		$11,860,912

Household Durables — 1.0%
D.R. Horton, Inc.	190,442	$14,403,129

		$14,403,129

Insurance — 4.9%
Allstate Corp. (The)	141,854	$13,354,136
American International Group, Inc.	602,232	16,579,447
Arch Capital Group, Ltd.(1)	375,895	10,994,929
Reinsurance Group of America, Inc.	104,723	9,968,582
Travelers Cos., Inc. (The)	158,952	17,197,017

		$68,094,111

Interactive Media & Services — 1.8%
Alphabet, Inc., Class A(1)	17,118	$25,088,141

		$25,088,141

IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A	405,676	$28,162,028
Euronet Worldwide, Inc.(1)	211,960	19,309,556
Fidelity National Information Services, Inc.	204,867	30,158,471

		$77,630,055

Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	44,689	$19,731,087

		$19,731,087

Machinery — 7.2%
Caterpillar, Inc.	142,565	$21,263,570
Ingersoll Rand, Inc.(1)	558,276	19,874,626
PACCAR, Inc.	162,690	13,874,203
Parker-Hannifin Corp.	100,789	20,393,646
Stanley Black & Decker, Inc.	151,637	24,595,521

		$100,001,566

Media — 1.2%
Fox Corp., Class A	596,502	$16,600,651

		$16,600,651

Metals & Mining — 1.9%
Rio Tinto PLC ADR(2)	114,017	$6,885,487
Steel Dynamics, Inc.	693,410	19,852,328

		$26,737,815

Multi-Utilities — 3.0%
CMS Energy Corp.	404,749	$24,855,636
Sempra Energy	140,809	16,666,153

		$41,521,789

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	256,082	$18,437,904
EOG Resources, Inc.	513,262	18,446,636
Phillips 66	222,358	11,527,039
Valero Energy Corp.	260,359	11,278,752

		$59,690,331

Pharmaceuticals — 6.9%
GlaxoSmithKline PLC ADR	364,143	$13,706,342
Johnson & Johnson	369,352	54,989,126
Royalty Pharma PLC, Class A	118,771	4,996,696
Sanofi	210,568	21,101,401

		$94,793,565

Semiconductors & Semiconductor Equipment — 0.6%
QUALCOMM, Inc.	64,804	$7,626,135

		$7,626,135

Software — 0.5%
VMware, Inc., Class A(1)	50,916	$7,315,102

		$7,315,102

Specialty Retail — 2.9%
Best Buy Co., Inc.	163,045	$18,145,278
Lowe’s Cos., Inc.	87,341	14,486,378
Tractor Supply Co.	50,923	7,299,303

		$39,930,959

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.9%
HP, Inc.	670,892	$12,740,239

		$12,740,239

Total Common Stocks (identified cost $1,269,719,350)		$1,381,023,712

Short-Term Investments — 0.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	1,058,234	$1,058,234
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(4)	6,941,874	6,941,874

Total Short-Term Investments (identified cost $8,000,108)		$8,000,108

Total Investments — 100.5% (identified cost $1,277,719,458)		$1,389,023,820

Other Assets, Less Liabilities — (0.5)%		$(6,788,614)

Net Assets — 100.0%		$1,382,235,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $6,816,582 and the total market value of the collateral received by the Fund was $6,941,874, comprised of cash.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Fund’s investment in affiliated funds was $1,058,234, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,748,856	$188,260,326	$(189,952,884)	$2,141	$(205)	$1,058,234	$28,965	1,058,234

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$124,237,914	$—		$—	$124,237,914
Consumer Discretionary	66,195,000	—		—	66,195,000
Consumer Staples	116,796,638	—		—	116,796,638
Energy	59,690,331	—		—	59,690,331
Financials	275,934,454	—		—	275,934,454
Health Care	188,435,045	21,101,401		—	209,536,446
Industrials	175,770,507	—		—	175,770,507
Information Technology	130,690,744	—		—	130,690,744
Materials	48,194,711	—		—	48,194,711
Real Estate	69,985,633	—		—	69,985,633
Utilities	103,991,334	—		—	103,991,334
Total Common Stocks	$1,359,922,311	$21,101,401	*	$—	$1,381,023,712
Short-Term Investments	$6,941,874	$1,058,234		$—	$8,000,108
Total Investments	$1,366,864,185	$22,159,635		$—	$1,389,023,820

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.